Risk Management (Details 9) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Renegotiated Loans And Advances To Customers [Abstract]
Opening balance	R$ 17,501,423	R$ 12,728,723
Additional renegotiated amounts, including interest	16,185,863	18,777,814
Payments received	(10,108,040)	(8,997,802)
Write-offs	(6,395,377)	(5,007,312)
Closing balance	17,183,869	17,501,423
Impairment of loans and advances	(10,853,777)	(10,346,397)
Total renegotiated loans and advances to customers, net of impairment at the end of the year	R$ 6,330,092	R$ 7,155,026
Impairment on renegotiated loans and advances as a percentage of the renegotiated portfolio	63.20%	59.10%
Total renegotiated loans and advances as a percentage of the total loan portfolio	4.60%	4.50%
Total renegotiated loans and advances as a percentage of the total loan portfolio, net of impairment	1.80%	1.90%